Asset retirement obligations - Summary of asset retirement obligations (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of Asset Retirement Obligations [line items]
Beginning Balance	$ 135,455	$ 111,378
Acquired during the year		3,300
Accretion during the year	2,242	1,412
Revisions to estimate	(14,311)	21,678
Settlements	(3,202)	(2,313)
Reclassified to liabilities associated with assets held for sale	(10,311)
Ending Balance	109,873	135,455
Less: Current portion	(3,980)	(4,088)
Long term portion	105,893	131,367
Estimated undiscounted amount	185,668	177,586
Turkiye
Disclosure of Asset Retirement Obligations [line items]
Beginning Balance	54,594	44,816
Acquired during the year		0
Accretion during the year	965	608
Revisions to estimate	161	10,209
Settlements	(1,199)	(1,039)
Reclassified to liabilities associated with assets held for sale	0
Ending Balance	54,521	54,594
Less: Current portion	0	0
Long term portion	54,521	54,594
Estimated undiscounted amount	92,673	71,404
Canada
Disclosure of Asset Retirement Obligations [line items]
Beginning Balance	15,838	12,961
Acquired during the year		3,300
Accretion during the year	144	131
Revisions to estimate	(1,767)	(554)
Settlements	0	0
Reclassified to liabilities associated with assets held for sale	0
Ending Balance	14,215	15,838
Less: Current portion	0	0
Long term portion	14,215	15,838
Estimated undiscounted amount	20,022	18,416
Greece
Disclosure of Asset Retirement Obligations [line items]
Beginning Balance	51,535	51,940
Acquired during the year		0
Accretion during the year	871	649
Revisions to estimate	(9,266)	220
Settlements	(2,003)	(1,274)
Reclassified to liabilities associated with assets held for sale	0
Ending Balance	41,137	51,535
Less: Current portion	(3,980)	(4,088)
Long term portion	37,157	47,447
Estimated undiscounted amount	72,973	68,704
Romania
Disclosure of Asset Retirement Obligations [line items]
Beginning Balance	13,488	1,661
Acquired during the year		0
Accretion during the year	262	24
Revisions to estimate	(3,439)	11,803
Settlements	0	0
Reclassified to liabilities associated with assets held for sale	(10,311)
Ending Balance	0	13,488
Less: Current portion	0	0
Long term portion	0	13,488
Estimated undiscounted amount	$ 0	$ 19,062